DERIVATIVE FINANCIAL INSTRUMENTS (Details) - EBP 002 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Derivative [Line Items]
Total	$ 5,733	$ 5,489
Interest Rate
EBP, Derivative [Line Items]
Total	4,261	4,140
Credit
EBP, Derivative [Line Items]
Total	9	50
Foreign Currency
EBP, Derivative [Line Items]
Total	482	297
Equity
EBP, Derivative [Line Items]
Total	304	277
Future Settlement
EBP, Derivative [Line Items]
Total	677	725
Forward contracts
EBP, Derivative [Line Items]
Total	471	276
Forward contracts | Interest Rate
EBP, Derivative [Line Items]
Total	0	0
Forward contracts | Credit
EBP, Derivative [Line Items]
Total	0	0
Forward contracts | Foreign Currency
EBP, Derivative [Line Items]
Total	471	276
Forward contracts | Equity
EBP, Derivative [Line Items]
Total	0	0
Forward contracts | Future Settlement
EBP, Derivative [Line Items]
Total	0	0
Futures
EBP, Derivative [Line Items]
Total	3,577	3,075
Futures | Interest Rate
EBP, Derivative [Line Items]
Total	3,262	2,793
Futures | Credit
EBP, Derivative [Line Items]
Total	0	0
Futures | Foreign Currency
EBP, Derivative [Line Items]
Total	11	5
Futures | Equity
EBP, Derivative [Line Items]
Total	304	277
Futures | Future Settlement
EBP, Derivative [Line Items]
Total	0	0
Options
EBP, Derivative [Line Items]
Total	2	69
Options | Interest Rate
EBP, Derivative [Line Items]
Total	2	53
Options | Credit
EBP, Derivative [Line Items]
Total	0	0
Options | Foreign Currency
EBP, Derivative [Line Items]
Total	0	16
Options | Equity
EBP, Derivative [Line Items]
Total	0	0
Options | Future Settlement
EBP, Derivative [Line Items]
Total	0	0
Swaps
EBP, Derivative [Line Items]
Total	1,006	1,344
Swaps | Interest Rate
EBP, Derivative [Line Items]
Total	997	1,294
Swaps | Credit
EBP, Derivative [Line Items]
Total	9	50
Swaps | Foreign Currency
EBP, Derivative [Line Items]
Total	0	0
Swaps | Equity
EBP, Derivative [Line Items]
Total	0	0
Swaps | Future Settlement
EBP, Derivative [Line Items]
Total	0	0
TBAs
EBP, Derivative [Line Items]
Total	677	725
TBAs | Interest Rate
EBP, Derivative [Line Items]
Total	0	0
TBAs | Credit
EBP, Derivative [Line Items]
Total	0	0
TBAs | Foreign Currency
EBP, Derivative [Line Items]
Total	0	0
TBAs | Equity
EBP, Derivative [Line Items]
Total	0	0
TBAs | Future Settlement
EBP, Derivative [Line Items]
Total	$ 677	$ 725